Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Purchased parts	$ 1,702	$ 2,034
Work-in-process	165	199
Finished goods	604	804
Inventories	$ 2,471	$ 3,037